BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	Dec. 31, 2024 store market dealer pointsOfSale
Background and Basis of Presentation [Abstract]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	180
Number of points of sale | pointsOfSale	200
Number of Ferrari-owned stores	15
Number of franchised stores	2